Changes in Carrying Amount of Goodwill (Detail)	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Goodwill [Line Items]
Gross Amount, Balance at beginning of period	¥ 10,342,694		¥ 9,746,054	¥ 9,710,854
Translation difference	219,163		596,640	35,200
Gross Amount, Balance at end of period	10,561,857	$ 10,561,857	10,342,694	9,746,054
Accumulated Impairment Loss, Balance at end of period	(10,561,857)	$ (1,521,224)
Net Amount, Balance at beginning of period	10,342,694		9,746,054	9,710,854
Translation difference	¥ 219,163		596,640	35,200
Net Amount, Balance at end of period			¥ 10,342,694	¥ 9,746,054